UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            August 14, 2006
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        66
                                           -----------

Form 13F Information Table Entry Value:      764,630
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


   COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
                               TITLE
                                OF                     VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER              CLASS       CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
-----------------              -----       -----      --------    -------     ---  ----  ----------  --------    ----    ------ ----
Acadia Pharmaceuticals Inc.       COM      004225108    6,749       799,643   SH         SOLE                    799,643
Adolor Corp.                      COM      00724X102   34,519     1,380,226   SH         SOLE                  1,380,226
Allos Therapeutics Inc.           COM      019777101   16,946     4,841,848   SH         SOLE                  4,841,848
Altus Pharmaceuticals Inc.        COM      02216N105    4,269       231,401   SH         SOLE                    231,401
Amylin Pharmaceuticals Inc.       COM      032346108   87,879     1,780,016   SH         SOLE                  1,780,016
Anesiva Inc.                      COM      21872P501      477        62,800   SH         SOLE                     62,800
Anormed Inc.                      COM      035910108   54,117     9,411,500   SH         SOLE                  9,411,500
Arena Pharmaceuticals Inc.        COM      040047102    3,470       299,619   SH         SOLE                    299,619
Array Biopharma Inc.              COM      04269X105    2,319       269,696   SH         SOLE                    269,696
Atherogenics Inc.                 COM      047439104      653        50,036   SH         SOLE                     50,036
Autoimmune Inc.                   COM      052776101       32        26,100   SH         SOLE                     26,100
Biocryst Pharmaceuticals Inc.     COM      09058V103   25,433     1,774,838   SH         SOLE                  1,774,838
Biomarin Pharmaceutical Inc.      COM      09061G101    3,305       229,999   SH         SOLE                    229,999
Cerus Corp.                       COM      157085101    5,202       729,553   SH         SOLE                    729,553
Coley Pharmaceutical Group Inc.   COM      19388P106    6,332       548,266   SH         SOLE                    548,266
Columbia Labaratories Inc.        COM      197779101    3,159       902,761   SH         SOLE                    902,761
Corcept Therapeutics Inc.         COM      218352102      406       100,200   SH         SOLE                    100,200
Cotherix Inc.                     COM      22163T103    2,689       312,300   SH         SOLE                    312,300
Critical Therapeutics Inc.        COM      22674T105    1,305       362,649   SH         SOLE                    362,649
Cubist Pharmaceuticals Inc.       COM      229678107    4,130       164,030   SH         SOLE                    164,030
Curis Inc.                        COM      231269101       36        26,800   SH         SOLE                     26,800
Cyclacel Pharmaceuticals          COM      23254L108    4,821       714,286   SH         SOLE                    714,286
Cyclacel Pharmaceuticals
  Pdf. Conv. Ex. 6%           PDF CONV EX  23254L207      451        95,500   SH         SOLE                     95,500
Cytokinetics Inc.                 COM      23282W100      618        98,300   SH         SOLE                     98,300
Genomic Health Inc.               COM      37244C101   11,739       997,402   SH         SOLE                    997,402
GTX Inc.                          COM      40052B108      135        14,800   SH         SOLE                     14,800
Halozyme Therapeutics Inc.        COM      40637H109    1,350       500,000   SH         SOLE                    500,000
Icagen Inc.                       COM      45104P104      380        76,052   SH         SOLE                     76,052
Idera Pharmaceuticals Inc.        COM      45168K108    9,227     2,272,728   SH         SOLE                  2,272,728
Incyte Corp.                      COM      45337C102   15,245     3,314,070   SH         SOLE                  3,314,070
Inhibitex Inc.                    COM      45719T103      495       279,677   SH         SOLE                    279,677
Insmed Inc.                       COM      457669208      163        83,817   SH         SOLE                     83,817
Intermune Inc.                    COM      45884X103   10,216       621,058   SH         SOLE                    621,058
Isis Pharmaceuticals Inc.         COM      464330109      114        18,859   SH         SOLE                     18,859
Ithaka Acquisition Corporation    COM      465707206      346        65,000   SH         SOLE                     65,000
Labopharm Inc.                    COM      504905100    2,370       300,000   SH         SOLE                    300,000
Ligand Pharmaceuticals Inc.       CL B     53220K207      324        38,357   SH         SOLE                     38,357
Medarex Inc.                      COM      583916101   10,060     1,046,887   SH         SOLE                  1,046,887
Metabasis Therapeutics Inc.       COM      59101M105   16,697     2,188,354   SH         SOLE                  2,188,354
Monogram Biosciences Inc.         COM      60975U108      200       100,789   SH         SOLE                    100,789
Myriad Genetics Inc.              COM      62855J104   37,258     1,475,545   SH         SOLE                  1,475,545
Neopharm Inc.                     COM      640919106    4,433       831,721   SH         SOLE                    831,721
Neose Technologies Inc.           COM      640522108    2,175       536,923   SH         SOLE                    536,923
Neurogen Corp.                    COM      64124E106   27,269     5,325,999   SH         SOLE                  5,325,999
Nuvelo Inc.                       COM      67072M301   21,896     1,315,101   SH         SOLE                  1,315,101
Onyx Pharmaceuticals Inc.         COM      683399109    1,453        86,346   SH         SOLE                     86,346
Pharmacyclics Inc.                COM      716933106      823       213,219   SH         SOLE                    213,219
Renovis Inc.                      COM      759885106    5,145       336,037   SH         SOLE                    336,037
Seattle Genetics Inc.             COM      812578102   24,347     5,292,938   SH         SOLE                  5,292,938
Spectrum Pharmaceuticals Inc.     COM      84763A108      672       172,324   SH         SOLE                    172,324
Sunesis Pharmaceuticals Inc.      COM      867328502    6,989     1,127,214   SH         SOLE                  1,127,214
Tapestry Pharmaceuticals Inc.     COM      876031204    6,700     2,000,000   SH         SOLE                  2,000,000
Telik Inc.                        COM      87959M109      228        13,800   SH         SOLE                     13,800
Theravance Inc.                   COM      88338T104    9,401       410,869   SH         SOLE                    410,869
Trimeris Inc.                     COM      896263100   41,391     3,602,369   SH         SOLE                  3,602,369
Vertex Pharmaceuticals Inc.       COM      92532F100   50,440     1,374,010   SH         SOLE                  1,374,010
Viropharma Inc.                   COM      928241108   36,266     4,207,302   SH         SOLE                  4,207,302
Xenoport Inc.                     COM      98411C100    6,934       382,861   SH         SOLE                    382,861
Zymogenetics Inc.                 COM      98985T109   15,034       792,514   SH         SOLE                    792,514

Alexion Pharmaceuticals
  Notes 1.375% 2/01/2012       CONV BONDS  015351AF6   47,462    36,300,000   PRN        SOLE                 36,300,000
Amylin Pharmaceuticals
  Notes 2.5% 4/15/11           CONV BONDS  032346AD0   14,209     9,000,000   PRN        SOLE                  9,000,000
Biomarin Pharmaceuticals
  Notes 2.5% 3/29/2013         CONV BONDS  09061GAC5   20,507    18,600,000   PRN        SOLE                 18,600,000
Decode Genetics
  Notes 3.5% 4/15/2011         CONV BONDS  243586AB0    2,250     3,000,000   PRN        SOLE                  3,000,000
Incyte Genomics
  Notes 3.5% 2/15/2011         CONV BONDS  45337CAE2   14,559    19,000,000   PRN        SOLE                 19,000,000
Intermune Inc
  Notes .25% 3/01/2011         CONV BONDS  45884XAC7    5,333     6,000,000   PRN        SOLE                  6,000,000
Medarex Inc
  Notes 2.25% 5/15/2011        CONV BONDS  583916AG6   13,078    13,500,000   PRN        SOLE                 13,500,000
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